Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of accounts receivable, net [Abstract]
Trade accounts receivable from third-part customers	$ 17,938,346	$ 22,376,370
Less: allowances for doubtful accounts	(14,717,842)	(11,124,368)	$ (3,228,732)
Total accounts receivable from third-party customers, net	3,220,504	11,252,002
Add: accounts receivable, net, related parties	202,074	469,474
Accounts receivable, net	$ 3,422,578	$ 11,721,476